Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 24,677	$ 31,196	$ 32,632
Cost of goods sold	20,357	25,534	26,551
Other, net	625	399	328
Interest expense	1,106	1,318	1,196
Income taxes	360	467	671
Net income	248	708	$ 828
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	230	93
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(16)	(14)
Cost of goods sold	211	7
Other, net	10	30
Interest expense	7	12
Income taxes	(64)
Net income	148	35
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	102	82
Amortization of prior service cost	(9)	(9)
Income taxes	(11)	(15)
Net income	$ 82	$ 58